INCOME TAX - Components of (loss)/income before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAX
(Loss)/income before income taxes	$ (50,763,942)	¥ (349,027,476)	¥ (184,662,871)	¥ (232,720,922)
Current income tax expense		¥ 0	0	0
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%
Cayman
INCOME TAX
(Loss)/income before income taxes		¥ (34,397,077)	(39,610,348)	(4,788,106)
Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes		(4,507,360)	219,935	(645,109)
PRC, excluding Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes		¥ (310,123,039)	¥ (145,272,458)	¥ (227,287,707)